Remuneration System for the Management Board and Employees of the Group - 2020 LTIP Restricted Stock Unit Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 06, 2021	Nov. 30, 2020	Apr. 01, 2020
Two thousand Twenty April restricted Stock Unit plan [Member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria					100.00%
Percentage of shares vested					33.30%
Exercise price of outstanding share options	€ 33.35		€ 44.63	€ 94.14
Personnel expenses	€ (462,243)	€ 1,916,267
Two thousand Twenty April restricted Stock Unit plan [Member] | Top of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria					125.00%
Two thousand Twenty April restricted Stock Unit plan [Member] | Bottom of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria					0.00%
Two thousand Twenty October restricted Stock Unit plan [Member]
LTIP Restricted Stock Unit Plan [Line Items]
Exercise price of outstanding share options			€ 44.63	€ 94.14